G O D F R E Y   &   K A H N,  S. C.
                   ATTORNEYS AT LAW
                780 NORTH WATER STREET
               MILWAUKEE, WI 53202-3590

PHONE:  (414) 273-3500           FAX:   (414) 273-5198


                    March 18, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  Frontegra Funds, Inc.
          Registration Nos. 333-7305;  811-7685

Ladies and Gentlemen:

     On behalf of Frontegra Funds, Inc. (the "Fund"), in lieu of filing the Fund's current prospectuses and statement of additional information pursuant to Rule
497(c) under the Securities Act of 1933, as amended
(the "Securities Act"), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that (1) the prospectuses and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the prospectuses and statement of additional information which were contained in the most recent amendment to the Fund's Registration Statement
(i.e., Post-Effective Amendment No. 4 to the Fund's
Registration Statement on Form N-1A) and (2) the text of the most recent amendment to the Fund's Registration
Statement has been filed electronically. If you have any questions regarding this letter, please do not hesitate to call Carol Gehl or me.

                              Very truly yours,

                              Godfrey & Kahn, S.C.

                              /s/  Dennis F. Connolly

                              Dennis F. Connolly

DFC:jmg
cc:  Keith W. Bruch
     Chris Fenske
     Carol A. Gehl